Allowance for Losses on Loans (Details) (USD $)	3 Months Ended										12 Months Ended
	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					$ 157,160,000					$ 163,094,000	$ 157,160,000		$ 163,094,000
Charge-offs											(84,579,000)		(109,709,000)
Recoveries											14,857,000		11,424,000
Provisions & Transfers											45,709,000		92,351,000
Ending Allowance	133,147,000					157,160,000					133,147,000		157,160,000		163,094,000
Provision for loan losses	5,379,000		10,366,000	18,000,000	11,210,000	15,354,000		21,000,000	30,750,000	26,000,000	44,955,000		93,104,000		179,909,000
Financing Receivable, Allowance for Credit Losses	133,147,000					157,160,000					133,147,000		157,160,000		163,094,000
Povision reversal related to covered loans											(754,000)
Loans receivable, gross	7,866,336,000					8,299,074,000					7,866,336,000		8,299,074,000
Nonaccrual loans by portfolio segment	173,427,000					210,465,000					173,427,000		210,465,000
Increase (Decrease) in Non-Accrual Loans	(17.60%)										(17.60%)
Financing Receivable, Allowance for Credit Losses, Charge-offs, Net of Recoveries											69,721,000		98,285,000
Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					83,307,000					47,160,000	83,307,000		47,160,000
Charge-offs											(53,789,000)		(38,465,000)
Recoveries											8,164,000		3,072,000
Provisions & Transfers											44,133,000		71,540,000
Ending Allowance	81,815,000					83,307,000					81,815,000		83,307,000
Financing Receivable, Allowance for Credit Losses	81,815,000					83,307,000					81,815,000		83,307,000
Loans receivable, gross	5,779,264,000					6,218,878,000					5,779,264,000		6,218,878,000
Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					13,828,000					26,346,000	13,828,000		26,346,000
Charge-offs											(4,916,000)		(13,197,000)
Recoveries											711,000		2,143,000
Provisions & Transfers											2,437,000		(1,464,000)
Ending Allowance	12,060,000					13,828,000					12,060,000		13,828,000
Financing Receivable, Allowance for Credit Losses	12,060,000					13,828,000					12,060,000		13,828,000
Loans receivable, gross	131,526,000					140,459,000					131,526,000		140,459,000
Nonaccrual loans by portfolio segment	10,634,000					15,383,000					10,634,000		15,383,000
Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					623,000					770,000	623,000		770,000
Charge-offs											0		(237,000)
Recoveries											0		0
Provisions & Transfers											(276,000)		90,000
Ending Allowance	347,000					623,000					347,000		623,000
Financing Receivable, Allowance for Credit Losses	347,000					623,000					347,000		623,000
Loans receivable, gross	211,690,000					279,851,000					211,690,000		279,851,000
Nonaccrual loans by portfolio segment	539,000					635,000					539,000		635,000
Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					32,719,000					61,637,000	32,719,000		61,637,000
Charge-offs											(16,978,000)		(39,797,000)
Recoveries											1,341,000		2,271,000
Provisions & Transfers											(1,484,000)		8,608,000
Ending Allowance	15,598,000					32,719,000					15,598,000		32,719,000
Financing Receivable, Allowance for Credit Losses	15,598,000					32,719,000					15,598,000		32,719,000
Loans receivable, gross	128,379,000					200,692,000					128,379,000		200,692,000
Nonaccrual loans by portfolio segment	13,477,000					37,339,000					13,477,000		37,339,000
Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					5,520,000					4,793,000	5,520,000		4,793,000
Charge-offs											(2,670,000)		(4,196,000)
Recoveries											0		0
Provisions & Transfers											2,087,000		4,923,000
Ending Allowance	4,937,000					5,520,000					4,937,000		5,520,000
Financing Receivable, Allowance for Credit Losses	4,937,000					5,520,000					4,937,000		5,520,000
Loans receivable, gross	141,844,000					163,146,000					141,844,000		163,146,000
Nonaccrual loans by portfolio segment	5,149,000					8,843,000					5,149,000		8,843,000
Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					7,623,000					5,050,000	7,623,000		5,050,000
Charge-offs											(1,393,000)		(1,950,000)
Recoveries											504,000		71,000
Provisions & Transfers											(1,454,000)		4,452,000
Ending Allowance	5,280,000					7,623,000					5,280,000		7,623,000
Financing Receivable, Allowance for Credit Losses	5,280,000					7,623,000					5,280,000		7,623,000
Loans receivable, gross	710,741,000					700,673,000					710,741,000		700,673,000
Nonaccrual loans by portfolio segment	4,185,000					7,664,000					4,185,000		7,664,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					4,331,000					3,165,000	4,331,000		3,165,000
Charge-offs											(814,000)		(1,593,000)
Recoveries											225,000		328,000
Provisions & Transfers											(1,786,000)		2,431,000
Ending Allowance	1,956,000					4,331,000					1,956,000		4,331,000
Financing Receivable, Allowance for Credit Losses	1,956,000					4,331,000					1,956,000		4,331,000
Loans receivable, gross	406,364,000					303,442,000					406,364,000		303,442,000
Nonaccrual loans by portfolio segment	7,653,000					11,380,000					7,653,000		11,380,000
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					5,099,000					6,193,000	5,099,000		6,193,000
Charge-offs											(249,000)		(4,733,000)
Recoveries											2,366,000		1,925,000
Provisions & Transfers											410,000		1,714,000
Ending Allowance	7,626,000					5,099,000					7,626,000		5,099,000
Financing Receivable, Allowance for Credit Losses	7,626,000					5,099,000					7,626,000		5,099,000
Loans receivable, gross	166,115,000					109,332,000					166,115,000		109,332,000
Nonaccrual loans by portfolio segment	16,000					1,679,000					16,000		1,679,000
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					1,139,000					586,000	1,139,000		586,000
Charge-offs											(232,000)		(939,000)
Recoveries											66,000		185,000
Provisions & Transfers											(8,000)		1,307,000
Ending Allowance	965,000					1,139,000					965,000		1,139,000
Financing Receivable, Allowance for Credit Losses	965,000					1,139,000					965,000		1,139,000
Loans receivable, gross	126,942,000					115,092,000					126,942,000		115,092,000
Nonaccrual loans by portfolio segment	198,000					481,000					198,000		481,000
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					2,971,000					7,394,000	2,971,000		7,394,000
Charge-offs											(3,538,000)		(4,602,000)
Recoveries											1,480,000		1,429,000
Provisions & Transfers											1,650,000		(1,250,000)
Ending Allowance	2,563,000					2,971,000					2,563,000		2,971,000
Financing Receivable, Allowance for Credit Losses	2,563,000					2,971,000					2,563,000		2,971,000
Loans receivable, gross	63,471,000					67,509,000					63,471,000		67,509,000
Nonaccrual loans by portfolio segment	383,000					437,000					383,000		437,000
Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	117,164,000					115,248,000					117,164,000		115,248,000
Financing Receivable, Allowance for Credit Losses	117,164,000					115,248,000					117,164,000		115,248,000
Loans receivable, gross	7,520,864,000	[1]				8,016,078,000	[1]				7,520,864,000	[1]	8,016,078,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.60%					1.40%					1.60%		1.40%
Loans Collectively Evaluated for Impairment [Member] | Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	81,737,000					77,441,000					81,737,000		77,441,000
Financing Receivable, Allowance for Credit Losses	81,737,000					77,441,000					81,737,000		77,441,000
Loans receivable, gross	5,694,337,000	[1]				6,186,322,000	[1]				5,694,337,000	[1]	6,186,322,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.40%					1.30%					1.40%		1.30%
Loans Collectively Evaluated for Impairment [Member] | Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	9,079,000					6,969,000					9,079,000		6,969,000
Financing Receivable, Allowance for Credit Losses	9,079,000					6,969,000					9,079,000		6,969,000
Loans receivable, gross	104,312,000	[1]				89,986,000	[1]				104,312,000	[1]	89,986,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	8.70%					7.70%					8.70%		7.70%
Loans Collectively Evaluated for Impairment [Member] | Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	347,000					623,000					347,000		623,000
Financing Receivable, Allowance for Credit Losses	347,000					623,000					347,000		623,000
Loans receivable, gross	211,690,000	[1]				279,851,000	[1]				211,690,000	[1]	279,851,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.20%					0.20%					0.20%		0.20%
Loans Collectively Evaluated for Impairment [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	6,697,000					10,489,000					6,697,000		10,489,000
Financing Receivable, Allowance for Credit Losses	6,697,000					10,489,000					6,697,000		10,489,000
Loans receivable, gross	47,294,000	[1]				61,277,000	[1]				47,294,000	[1]	61,277,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	14.20%					17.10%					14.20%		17.10%
Loans Collectively Evaluated for Impairment [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	4,176,000					4,385,000					4,176,000		4,385,000
Financing Receivable, Allowance for Credit Losses	4,176,000					4,385,000					4,176,000		4,385,000
Loans receivable, gross	138,666,000	[1]				160,906,000	[1]				138,666,000	[1]	160,906,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	3.00%					2.70%					3.00%		2.70%
Loans Collectively Evaluated for Impairment [Member] | Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,818,000					3,443,000					2,818,000		3,443,000
Financing Receivable, Allowance for Credit Losses	2,818,000					3,443,000					2,818,000		3,443,000
Loans receivable, gross	694,140,000	[1]				679,823,000	[1]				694,140,000	[1]	679,823,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.40%					0.50%					0.40%		0.50%
Loans Collectively Evaluated for Impairment [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,158,000					2,730,000					1,158,000		2,730,000
Financing Receivable, Allowance for Credit Losses	1,158,000					2,730,000					1,158,000		2,730,000
Loans receivable, gross	292,550,000	[1]				268,906,000	[1]				292,550,000	[1]	268,906,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.40%					1.00%					0.40%		1.00%
Loans Collectively Evaluated for Impairment [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	7,624,000					5,058,000					7,624,000		5,058,000
Financing Receivable, Allowance for Credit Losses	7,624,000					5,058,000					7,624,000		5,058,000
Loans receivable, gross	161,689,000	[1]				106,406,000	[1]				161,689,000	[1]	106,406,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.70%					4.80%					4.70%		4.80%
Loans Collectively Evaluated for Impairment [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	965,000					1,139,000					965,000		1,139,000
Financing Receivable, Allowance for Credit Losses	965,000					1,139,000					965,000		1,139,000
Loans receivable, gross	112,812,000	[1]				115,092,000	[1]				112,812,000	[1]	115,092,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.90%					1.00%					0.90%		1.00%
Loans Collectively Evaluated for Impairment [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,563,000					2,971,000					2,563,000		2,971,000
Financing Receivable, Allowance for Credit Losses	2,563,000					2,971,000					2,563,000		2,971,000
Loans receivable, gross	63,374,000	[1]				67,509,000	[1]				63,374,000	[1]	67,509,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.00%					4.40%					4.00%		4.40%
Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	15,983,000					41,912,000					15,983,000		41,912,000
Financing Receivable, Allowance for Credit Losses	15,983,000					41,912,000					15,983,000		41,912,000
Loans receivable, gross	234,354,000	[1]				282,996,000	[1]				234,354,000	[1]	282,996,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	6.80%					14.80%					6.80%		14.80%
Loans Individually Evaluated for Impairment [Member] | Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	78,000					5,866,000					78,000		5,866,000
Financing Receivable, Allowance for Credit Losses	78,000					5,866,000					78,000		5,866,000
Loans receivable, gross	84,584,000	[1]				32,556,000	[1]				84,584,000	[1]	32,556,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.10%					18.00%					0.10%		18.00%
Loans Individually Evaluated for Impairment [Member] | Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,981,000					6,859,000					2,981,000		6,859,000
Financing Receivable, Allowance for Credit Losses	2,981,000					6,859,000					2,981,000		6,859,000
Loans receivable, gross	25,325,000	[1]				50,473,000	[1]				25,325,000	[1]	50,473,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	11.80%					13.60%					11.80%		13.60%
Loans Individually Evaluated for Impairment [Member] | Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0					0		0
Financing Receivable, Allowance for Credit Losses	0					0					0		0
Loans receivable, gross	0	[1]				0	[1]				0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%					0.00%		0.00%
Loans Individually Evaluated for Impairment [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	8,901,000					22,230,000					8,901,000		22,230,000
Financing Receivable, Allowance for Credit Losses	8,901,000					22,230,000					8,901,000		22,230,000
Loans receivable, gross	77,383,000	[1]				139,415,000	[1]				77,383,000	[1]	139,415,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	11.50%					15.90%					11.50%		15.90%
Loans Individually Evaluated for Impairment [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	761,000					1,135,000					761,000		1,135,000
Financing Receivable, Allowance for Credit Losses	761,000					1,135,000					761,000		1,135,000
Loans receivable, gross	3,178,000	[1]				2,240,000	[1]				3,178,000	[1]	2,240,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	23.90%					50.70%					23.90%		50.70%
Loans Individually Evaluated for Impairment [Member] | Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,462,000					4,180,000					2,462,000		4,180,000
Financing Receivable, Allowance for Credit Losses	2,462,000					4,180,000					2,462,000		4,180,000
Loans receivable, gross	16,000,000	[1]				20,850,000	[1]				16,000,000	[1]	20,850,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	15.40%					20.00%					15.40%		20.00%
Loans Individually Evaluated for Impairment [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	798,000					1,601,000					798,000		1,601,000
Financing Receivable, Allowance for Credit Losses	798,000					1,601,000					798,000		1,601,000
Loans receivable, gross	26,660,000	[1]				34,536,000	[1]				26,660,000	[1]	34,536,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	3.00%					4.60%					3.00%		4.60%
Loans Individually Evaluated for Impairment [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,000					41,000					2,000		41,000
Financing Receivable, Allowance for Credit Losses	2,000					41,000					2,000		41,000
Loans receivable, gross	1,134,000	[1]				2,926,000	[1]				1,134,000	[1]	2,926,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.20%					1.40%					0.20%		1.40%
Loans Individually Evaluated for Impairment [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0					0		0
Financing Receivable, Allowance for Credit Losses	0					0					0		0
Loans receivable, gross	90,000	[1]				0	[1]				90,000	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%					0.00%		0.00%
Loans Individually Evaluated for Impairment [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0					0		0
Financing Receivable, Allowance for Credit Losses	0					0					0		0
Loans receivable, gross	0	[1]				0	[1]				0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%					0.00%		0.00%
Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans receivable, gross	272,905,000					370,294,000					272,905,000		370,294,000
Ratio of Non-Performing Assets to Total Assets	2.19%					2.76%					2.19%		2.76%
Nonaccrual loans by portfolio segment	173,427,000					210,465,000					173,427,000		210,465,000
Nonperforming Financing Receivable [Member] | Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	131,193,000					126,624,000					131,193,000		126,624,000
Nonperforming Financing Receivable [Member] | Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	10,634,000					15,383,000					10,634,000		15,383,000
Nonperforming Financing Receivable [Member] | Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	539,000					635,000					539,000		635,000
Nonperforming Financing Receivable [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	13,477,000					37,339,000					13,477,000		37,339,000
Nonperforming Financing Receivable [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	5,149,000					8,843,000					5,149,000		8,843,000
Nonperforming Financing Receivable [Member] | Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	4,185,000					7,664,000					4,185,000		7,664,000
Nonperforming Financing Receivable [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	7,653,000					11,380,000					7,653,000		11,380,000
Nonperforming Financing Receivable [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	16,000					1,679,000					16,000		1,679,000
Nonperforming Financing Receivable [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	198,000					481,000					198,000		481,000
Nonperforming Financing Receivable [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	$ 383,000					$ 437,000					$ 383,000		$ 437,000

[1]	Excludes covered loans